UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended:  March 31, 2007

Check here if Amendment [ ]; Amendment Number:
        This Amendment (check only one.):
        [ ] is a restatement.
        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Hill Strategic Partners, L.P.
Address:  201 Main Street, Suite 2300
          Fort Worth, Texas  76102

Form 13F File Number:  28-6080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Thomas W. White
Title:    Vice President of General Partner of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

        /s/ Thomas W. White   Fort Worth, Texas      May 9, 2007

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   22

Form 13F Information Table Value Total:   $ 1,009,148 (thousands)


List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
                     TITLE OF                 VALUE      SHARES/   SH/   PUT/   INVSTMNT   OTHR   VOTING AUTHORITY
NAME OF ISSUER        CLASS       CUSIP      (X$1000)    PRN AMT   PRN   CLL    DISCRETN   MGRS  SOLE  SHRD   NONE
BP PLC                 COM      055622104       6898      106529   SH           Sole            106529
BOSTON SCIENTIFIC
 CORPORATION           COM      101137107      22739     1563916   SH           Sole           1563916
CINTAS CORPORATION     COM      172908105      44660     1237125   SH           Sole           1237125
DELL, INC.             COM      24702R101      57753     2488300   SH           Sole           2488300
EMC CORPORATION        COM      268648102      60175     4344771   SH           Sole           4344771
THE GAP, INC.          COM      364760108      41456     2408810   SH           Sole           2408810
GENERAL ELECTRIC CO.   COM      369604103      29172      825000   SH           Sole            825000
HILLENBRAND
 INDUSTRIES, INC.      COM      431573104      53158      895368   SH           Sole            895368
HOME DEPOT, INC.       COM      437076102      39645     1079076   SH           Sole           1079076
INTEL CORPORATION      COM      458140100      49625     2594117   SH           Sole           2594117
JABIL CIRCUIT INC      COM      466313103      48956     2286585   SH           Sole           2286585
NESTLE SA              COM       *7123870      38815       99700   SH           Sole             99700
NEWS CORP LTD        SPONS
                     ADR
                     PREFERRED  65248E104      19334      836256   SH           Sole            836256
NIKE, INC.           CLASS
                     A COM      654106202     106260     1000000   SH           Sole           1000000
NIKE, INC.           CLASS
                     B COM      654106103      50474      475000   SH           Sole            475000
PACCAR, INC.           COM      693718108     156324     2129751   SH           Sole           2129751
SERVICE CORPORATION
 INTERNATIONAL         COM      817565104       6969      587643   SH           Sole            587643
TELLABS, INC.          COM      879664100      13747     1388622   SH           Sole           1388622
TIME WARNER, INC.      COM      887317105      52991     2687185   SH           Sole           2687185
VALSPAR, INC.          COM      920355104      62822     2257352   SH           Sole           2257352
WASHINGTON MUTUAL,INC. COM      939322103      36746      910000   SH           Sole            910000
WELLS FARGO & CO.      COM      949746101      10429      302900   SH           Sole            302900


*SEDOL number
